OTHER ACCOUNTS RECEIVABLE, NET - Net of Impairment Losses (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(8,557,039)	(8,611,594)	$ (5,875,018)
Trade receivables / other accounts receivable
Disclosure of financial assets [line items]
Financial assets	11,702,301	9,300,643
Trade receivables / other accounts receivable | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	11,988,764	9,557,534
Trade receivables / other accounts receivable | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(286,463)	(256,891)
Service concession arrangements
Disclosure of financial assets [line items]
Financial assets	7,031,916	5,118,683
Service concession arrangements | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	7,034,058	5,119,649
Service concession arrangements | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(2,142)	(966)
Other accounts receivable, excluding service concession arrangements [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 4,954,706	$ 4,437,885